Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014 Buildings	Mar. 31, 2013 Buildings	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment losses	$ 2,103,780	$ 0	$ 1,230,727
Aggregate net book values	26,316,958	26,528,681
Land use rights, expiration date	August 6, 2043
Total number of buildings	40	40
Depreciation	2,759,120	2,006,276	671,783
Gain (Loss) on disposal of property, plant and equipment	134,669	(43,311)	(86,015)
Property, plant and equipment, additions	6,020,163	7,613,631	814,247
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation	1,198,844	1,336,208	2,791,698
Consolidated [Member]
Property, Plant and Equipment [Line Items]
Depreciation	3,957,964	3,342,484	3,463,481
Gain (Loss) on disposal of property, plant and equipment	11,322	463,358	(86,015)
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on disposal of property, plant and equipment	134,669	(43,311)	(86,015)
Property, plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment losses	2,103,780	0	1,230,727
Property, plant and equipment [Member] | Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment losses	1,944,571	0	1,230,727
Buildings [Member] | Hong Kong [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	13,094	13,976
Manufacturing Facilities [Member] | Mainland China [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	$ 13,065,398	$ 9,987,761
Buildings with Ownership Certificates [Member]
Property, Plant and Equipment [Line Items]
Total number of buildings	29	29